SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)   Basis of presentation

        The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

(b)   Basis of consolidation

        The consolidated financial statements include the financial statements of CSI and its subsidiaries.

        The consolidated financial statements include the financial statements of the Company and its subsidiaries in which it has a controlling financial interest. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. The Company evaluates each of its interest in private companies to determine whether or not the investee is a variable interest entity ("VIE"). If the Company demonstrates it both has (i) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. The Company has not consolidated any VIEs as of or during any of the periods presented. All significant intercompany balances and transactions between the Company and its subsidiaries have been eliminated in consolidation.

(c)   Use of estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company's financial statements include revenue recognition for system integration projects accounted for under the percentage of completion method, estimated sales returns, allowance for doubtful accounts and advances to suppliers, valuation of inventories and provision for firm purchase commitments, provision for contingent liability, useful lives and impairment of long lived assets, accrual for warranty, fair value of foreign exchange derivatives, provision for uncertain tax positions and tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

(d)   Cash and cash equivalents and restricted cash

        Cash and cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and have original maturities of three months or less when acquired.

        Restricted cash represents amounts held by banks, which are not available for the Company's general use, as security for issuance of letters of credit, short term notes payable, and bank borrowings. Upon maturity of the letters of credit and repayment of short term notes payable, and bank borrowings which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

(e)   Accounts receivable, unbilled

        Accounts receivable, unbilled represents revenue that has been recognized in advance of billing. The Company uses the percentage of completion method to recognize revenue from system integration projects for which the Company provides engineering, procurement and construction services ("EPC"). Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Company meets the billing criteria under such contract, it bills the customer and reclassifies the unbilled balance to accounts receivable trade, net. Billing requirements vary by contract, but are generally structured around completion of certain construction milestones. The Company maintains allowances for uncollectible accounts receivable, unbilled. The Company evaluates collectability of unbilled amounts based on historical collections and other factors. There were no allowances recognized during the year ended 2011.

(f)    Allowance for doubtful receivables

        In 2009, the Company began purchasing insurance from China Export & Credit Insurance Corporation ("Sinosure") for certain of its accounts receivable, trade in order to reduce its exposure to bad debt loss. The Company provides an allowance for accounts receivable, trade using primarily a specific identification methodology. An allowance is recorded based on the likelihood of collection from the specific customer regardless whether such account is covered by Sinosure. At the time the claim is made to Sinosure, the Company records a receivable from Sinosure equal to the expected recovery up to the amount of the specific allowance. The Company had recorded a receivable from Sinosure in prepaid expenses and other current assets of $7,101,492, $4,212,532 and $5,337,282 as of December 31, 2009, 2010 and 2011, respectively, and a corresponding reduction in bad debt expense.

(g)   Advances to suppliers

        In order to secure a stable supply of silicon materials, the Company makes prepayments to certain suppliers based on written purchase orders detailing product, quantity and price. Such amounts are recorded in advances to suppliers in the consolidated balance sheets. Advances to suppliers expected to be utilized within twelve months as of each balance sheet date are recorded as current assets and the portion expected to be utilized after twelve months are classified as non-current assets in the consolidated balance sheets.

        The Company makes the prepayments without receiving collateral. Such prepayments are unsecured and expose the Company to supplier credit risk. As of December 31, 2010 and 2011, gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers are as follows:

	At December 31, 2010	At December 31, 2011
	$	$
Supplier A	18,004,235	17,408,593
Supplier B	9,663,744	10,157,248
Supplier C	9,054,708	9,517,110
Supplier D	7,549,800	9,430,646

(h)   Inventories

        Inventories are stated at the lower of cost or market. Cost is determined by the weighted-average method. Cost is comprised of direct materials and, where applicable, direct labor costs, tolling costs and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

        Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value based on historical and forecast demand.

        The Company outsources portions of its manufacturing process, including converting silicon into ingots, cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (silicon, ingots or wafers) to the third-party manufacturers. Such raw materials are recorded as raw materials inventory when purchased from suppliers. For those outsourcing arrangements in which title is not transferred, the Company maintains such inventory on the Company's balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt, processed inventory is reclassified to work-in-process inventory and a processing fee is paid to the third-party manufacturer. For those outsourcing arrangements, which are characterized as sales, in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is constructively obligated, through raw materials sales agreements and processed inventory purchase agreements, which have been entered into simultaneously with the third-party manufacturer, to repurchase the inventory once processed. In this case, the raw material inventory remains classified as raw material inventory while in the physical possession of the third-party manufacturer and cash is received, which is classified as "advances from customers" on the balance sheet and not as revenue or deferred revenue. Cash payments for outsourcing arrangements, which require prepayment for repurchase of the processed inventory, are classified as "advances to suppliers" on the balance sheet. There is no right of offset for these arrangements and accordingly, "advances from customers" and "advances to suppliers" remain on the balance sheet until the processed inventory is repurchased.

        On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for non-performance that is sufficiently large to make performance probable. This disincentive is generally in the form of a take-or-pay provision, which requires the Company to pay for committed volumes regardless of whether the Company actually acquires the materials. The Company evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Company records the expected loss only as it relates to the following fiscal period, as it is unable to reasonably estimate future market prices beyond one year, in cost of revenues in the consolidated statements of operations.

(i)    Business combination

        Business combinations are recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

(j)    Goodwill

        The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its goodwill impairment test as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired. . Fair values for reporting units are determined based on discounted cash flows, market multiples or appraised values. The goodwill is mainly related to the acquisition of subsidiaries in Canada.

(k)   Property, plant and equipment

        Property, plant and equipment is recorded at cost less accumulated depreciation. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs, including interest cost capitalized during the period the asset is brought to its working condition and location for its intended use. The Company expenses repair and maintenance costs as incurred.

        Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5 - 10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

        Costs incurred in constructing new facilities, including progress payment, capitalized interest and other costs relating to the construction, are capitalized and transferred to property, plant and equipment on completion and depreciation commences from that time.

(l)    Intangible assets

        Intangible assets primarily represent the power purchase agreement, technical know-how, and computer software purchased from third parties. Intangible assets are recorded at fair value at the time of acquisition less accumulated amortization, if applicable. Amortization is recorded according to the following table on a straight-line basis for all intangible assets:

Power purchase agreement	20 years
Technical know-how	10 years
Computer software	1 - 10 years

(m)  Prepaid land use right

        Prepaid land use right represents amounts paid for the Company's lease for the use right of lands located in Changshu City, Suzhou City, and Luoyang City of People's Republic of China ("PRC"). Amounts are charged to earnings ratably over the term of the lease of 50 years.

(n)   Investments in affiliates

        The Company holds equity investments in affiliates for which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Company records its' proportionate share of the investees' income or loss in its consolidated financial statements.

        Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

(o)   Impairment of long-lived assets

        The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. There was no impairment charge recognized for the years ended December 31, 2009, 2010 and 2011.

(p)   Income taxes

        Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net tax loss carry forwards and credits using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

        Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances; (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority; and (iii) noncurrent tax expense, which represents the increases and decreases in amounts related to uncertain tax positions from prior period and not settled with cash or other tax attributes. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records penalties and interest as a component of income tax expense.

(q)   Revenue recognition

        Sales of modules, solar system kits and silicon materials are recorded when products are delivered and title and risk of loss or damage has passed to the customers. A Solar system kit is a ready-to-install package consisting of solar modules produced by the Company and the third party supplied components, such as inverters, racking system, tracker and other accessories. The Company only recognizes revenues when prices to the seller are fixed or determinable and collectability is reasonably assured. If collectability is not reasonably assured, the Company recognizes revenue only upon collection of cash. Revenues also include reimbursements of shipping and handling costs of products sold to customers. Sales agreements typically contain the customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

        A majority of the Company's contracts provide that products are shipped under the term of free on board ("FOB"), ex-works, or cost, insurance and freight ("CIF"). Under FOB, the Company fulfills its obligation to deliver when the goods have passed over the ship's rail at the named port of shipment. The customer has to bear all costs and risks of loss or damage to the goods from that point. Under ex-works, the Company fulfills its obligation to deliver when it has made the goods available at its premises to the customer. The customer bears all costs and risks involved in taking the goods from the Company's premises to the desired destination. Under CIF, the Company must pay the costs, marine insurance and freight necessary to bring the goods to the named port of destination but the risk of loss of or damage to the goods, as well as any additional costs due to events occurring after the time the goods have been delivered on board the vessel, is transferred to the customer when the goods pass the ship's rail in the port of shipment.

        The Company uses the percentage of completion method to recognize revenue from systems integration projects for which the Company provides EPC services under an EPC contract when the contract price is fixed or determinable. The Company uses the cost-to-cost method to measure the percentage of completion and recognize revenue based on the estimated progress to completion. The Company periodically revises its profit estimates based on changes in facts, and immediately recognizes any losses that are identified on contracts. Incurred costs include all direct material, labor, subcontractor cost, and other associated costs. The Company recognizes job material costs as incurred costs when the job materials have been permanently attached or fitted to the solar power systems as required by the engineering design. The construction periods normally extend beyond six months and less than one year.

        Sales to customers are recorded net of estimated returns.

        The Company enters into toll manufacturing arrangements in which the Company receives wafers and returns finished modules. In those cases, the title of the wafers received and risk of loss remains with the seller. As a result, the Company does not recognized inventory on the balance sheet. The Company recognizes a service fee as revenue when the processed modules are delivered. During the year ended December 31, 2009, 2010 and 2011, the Company recognized $nil, $nil, and $24,709,792 revenue under toll manufacturing arrangements

        The Company enters into buy/sell arrangements with certain raw material vendors pursuant to which the Company sells finished goods, comprising either solar cells or solar modules, in exchange for raw materials, typically silicon wafers. These arrangements are made with counterparties in the same line of business as the Company and are executed as a means of securing a consistent supply of raw materials. The transactions are recorded in revenues and cost of revenues at fair value on a gross basis. During the year ended December 31, 2011, the Company purchased $21,463,337 of raw materials and sold $43,833,871 of finished goods under these buy-and-sell arrangements.

        On occasion, the Company permitted certain customers to return products for reasons that were not covered by warranty. The Company makes estimates of sales returns basis based on historical experience and records such estimates as a reduction of revenue. As of December 31, 2009, 2010 and 2011, the Company had a sales return reserve of $8.5 million, $8.9 million and $6.2 million, respectively.

        As of December 31, 2009, 2010 and 2011, the Company had inventories of $21.0 million, $18.8 million and $23.2 million, respectively, relating to sales to customers where revenues were not recognized because the collection of payment was not reasonably assured. The delivered product remains in inventories on consolidated balance sheets, regardless of whether title has been transferred. In such cases, the Company recognizes revenue, relieves inventories and recognizes cost of revenue when payment is collected from customers.

(r)   Cost of revenues

        Cost of revenues from modules and system kits includes production and indirect costs for products sold including depreciation and amortization. Cost of revenues from silicon materials includes acquisition costs. Cost of revenues from services includes labor and material costs associated with provision of the services.

(s)   Shipping and handling costs

        Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to solar module sales of $7,719,340, $23,727,467 and $31,785,077, are included in selling expenses for the years ended December 31, 2009, 2010 and 2011, respectively.

(t)    Legal and professional service fees

        The Company expenses its legal and professional service fees as incurred.

(u)   Research and development

        Research and development costs are expensed when incurred and amounted to $ 3,180,372, $6,843,216 and $19,838,547 for the years ended December 31, 2009, 2010 and 2011, respectively.

(v)   Advertising expenses

        Advertising expenses are expensed as incurred and amounted to $461,803, $5,148,215 and $11,194,027 for the years ended December 31, 2009, 2010 and 2011, respectively.

(w)  Warranty cost

        Before June 2009, the Company typically sold standard solar modules and products with up to a two-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. In June 2009, the Company increased its warranty against defects in materials and workmanship to six years. Effective August 1, 2011, the Company increased its warranty against defects in materials and workmanship to ten years and guarantees that, for a period of 25 years the modules will maintain the following performance levels: (i) during the first year, the actual power output of the module will be no less than 97% of the labeled power output; (ii) from year 2 to year 24, the actual annual power output decline will be no more than 0.7%; and (iii) by the end of year 25, the actual power output of the module will be no less than 80% of the labeled power output. The Company has the right to repair or replace solar modules, at its option, under the terms of the warranty policy. The Company maintains warranty reserves to cover potential liabilities that could arise under these guarantees and warranties. Due to limited warranty claims to date, the Company accrues the estimated costs of warranties based on an assessment of its competitors' accrual history, industry-standard accelerated testing, estimates of failure rates from its quality review, and other assumptions that the Company believes to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that accrual warranty costs differ from the estimates, the Company will prospectively revise the accrual rate. The Company currently records a 1% warranty provision for sales of solar modules and 0.8% for sales of solar system kits. The warranty costs of $6,051,483, $14,259,880 and $18,347,272 are included in cost of revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

        In April 2010, the Company started to purchase product warranty insurance from a group of insurance companies to back up its warranties. Under the policies, the insurance companies have agreed to cover the liabilities listed on its warranty statement up to certain maximum claim limits and subject to certain deductibles. Insurance premiums are recorded as other non-current assets and amortized over the 25-year term of the insurance policy. The unamortized carrying amount is nil, $5,593,524 and $14,791,807 as of December 31, 2009, 2010 and 2011, respectively, and is included as a component of other non-current assets in the consolidated balance sheets. The use of insurance may alter the costs of our warranty program.

(x)   Foreign currency translation

        The United States dollar ("U.S. dollar"), the currency in which a substantial amount of the Company's transactions are denominated, is used as the functional and reporting currency of CSI. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into the U.S. dollar at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income.

        The financial records of certain of the Company's subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi ("RMB"), Euro ("EUR"), Canadian dollar ("CAD") and Japanese Yen ("Yen"), which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the statements of changes in equity and comprehensive income.

(y)   Comprehensive income

        Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included (i) net income, (ii) foreign currency translation adjustments and (iii) gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities.

(z)  Foreign currency risk

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company's cash and cash equivalents and restricted cash denominated in RMB amounted to $207,673,385, $296,612,028 and $363,647,327 as of December 31, 2009, 2010 and 2011, respectively.

(aa) Concentration of credit risk

        Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers. All of the Company's cash and cash equivalents are held with financial institutions that Company management believes to be high credit quality.

        The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to advances to suppliers, such suppliers are primarily suppliers of raw materials. The Company performs ongoing credit evaluations of its suppliers' financial conditions. The Company generally does not require collateral or security against advances to suppliers, however, it maintains a reserve for potential credit losses and such losses have historically been within management's expectation.

(ab) Fair value of derivatives and financial instruments

        The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority, Level 1, to measurements based on unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority, Level 3, to measurements based on unobservable inputs and classifies assets and liabilities with limited observable inputs or observable inputs for similar assets or liabilities as Level 2 measurement. When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use; when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

(ac) Earnings per Share

        Basic income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common share equivalents are excluded from the computation in loss periods, as their effects would be anti-dilutive.

(ad) Share-based compensation

        The Company's share-based compensation with employees and non-employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

(ae) Recently issued accounting pronouncements

        In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Company does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220), Presentation of Comprehensive Income." The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, "Comprehensive Income," and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. The adoption of this ASU will change the Company's presentation of comprehensive income in its consolidated financial statements.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment". This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.

        On December 16, 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," which contains new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.